Segmented information (Detail Narrative) - integer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Percentage of total revenue	100.00%	100.00%	100.00%
Number of customers	7	8	7
Number of remaining customers accounted for less than 1% revenue	4	5	4
Uniited States [Member]
Statement [Line Items]
Percentage of total revenue	100.00%	100.00%	100.00%
Customer A [Member]
Statement [Line Items]
Percentage of total revenue	24.00%	29.00%	32.00%
Customer B [Member]
Statement [Line Items]
Percentage of total revenue	23.00%	18.00%	18.00%
Customer C [Member]
Statement [Line Items]
Percentage of total revenue	49.00%	49.00%	46.00%
Customer D [Member]
Statement [Line Items]
Percentage of total revenue	4.00%	4.00%	4.00%